INVENTORIES - Cost of goods (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Amount of inventories recognized as an expense	₽ 61,699	₽ 59,931	₽ 43,288
Inventory obsolescence provision	2,659	3,697	2,691
Reversal of obsolescence provision	(469)	(375)	(504)
Total cost of goods	₽ 63,889	₽ 63,253	₽ 45,475